Investment Strategy - SBH Equity Fund	Oct. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies whose common stock is traded on U.S. markets, including depositary receipts (ADRs) or shares issued by companies incorporated outside of the United States. Segall Bryant & Hamill, LLC (d/b/a CI SBH Asset Management) (the “Advisor”) invests the Fund’s assets opportunistically based on market information and does not limit its investment analysis to value, growth, or core (exhibiting neither overwhelming growth nor value attributes) investment styles. The Advisor believes that returns in excess of general market returns can be achieved by actively managing investment portfolios. The Fund invests in companies that the Advisor believes have strong investment return potential relative to their value.
The Advisor’s investment process is driven by fundamental research utilizing a combination of external and proprietary research in its selection process. Through a combination of quantitative analysis (which encompasses techniques such as evaluation of financial data or statistical/mathematical modeling), fundamental analysis (which includes assessments of a company’s holdings or key characteristics, as well as broader economic factors) and experienced judgment, the Advisor seeks to identify companies that have historically generated, or are positioned to generate, strong returns on investments.
The Fund may also invest in cash, cash equivalents, and money market instruments typically between 0-10% of the Fund’s assets. If the market advances during periods when the Fund is holding a larger cash position within this range, the Fund may not realize as significant a gain as it would otherwise have, had it been more fully invested.
The Fund will consider selling stocks in its portfolio when the stock reaches its target, fundamentals supporting the stock’s value deteriorate, and/or better investment alternatives exist.
The Fund may from time to time emphasize investments in certain sectors of the market. As of the date of this Prospectus, the Fund expects to invest a significant portion of its assets in securities of companies in the information technology sector. The information technology sector is comprised of companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments, and semiconductors and related equipment and materials. As of June 30, 2026, 48.3% of the Fund’s net assets were invested in the manufacturing sector.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies whose common stock is traded on U.S. markets, including depositary receipts (ADRs) or shares issued by companies incorporated outside of the United States.